TAXATION (Narrative) (Details) $ in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	Apr. 14, 2008	Jan. 01, 2008	Mar. 31, 2007	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017
Income Tax [Line Items]
Income tax expense (benefit)				$ 35,772		$ 23,504	$ 3,006
Deferred Tax Assets, Net				4,944		3,919	3,728
Unrecognized tax benefits
Unrecognized tax benefits including interest and penalties				$ 126,378		139,767	128,543
Deferred tax liabilities arising from undistributed earnings
Withholding tax rate				10.00%	10.00%
Deferred tax liabilities for undistributed foreign earnings				$ 21,278		21,278	33,895
Cumulative amount of temporary difference				254,877		267,085	282,438
Amount of the unrecognized deferred tax liability for temporary differences related to investments				$ 25,488		26,709	28,244
December 31, 2017
Income Tax [Line Items]
Effective income tax rate reconciliation, GILTI, percent				10.50%	10.50%
December 31, 2025
Income Tax [Line Items]
Effective income tax rate reconciliation, GILTI, percent				13.125%	13.125%
Inland Revenue, Hong Kong | Foreign Tax Authority
Income Tax [Line Items]
Tax rate on profits				16.50%	16.50%
Withholding on dividend remittance				$ 0
First tier of profits assessed at half tax rate					$ 2
Preferential tax rate				8.25%	8.25%
Income tax expense (benefit)				$ 0		0	0
Internal Revenue Service (IRS) | Foreign Tax Authority
Income Tax [Line Items]
Tax rate on profits				21.00%	21.00%			35.00%
Inland Revenue, Singapore (IRAS) | Foreign Tax Authority
Income Tax [Line Items]
Income tax expense (benefit)				$ 0		0	0
Tax assessable profits				$ 0		$ 0	$ 0
State Administration of Taxation, China | PRC - Domestic Tax Authority
Income Tax [Line Items]
Tax rate on profits			25.00%
State Administration of Taxation, China | PRC - Domestic Tax Authority | High And New Technology Enterprises
Income Tax [Line Items]
Preferential tax rate	15.00%			15.00%	15.00%	15.00%	15.00%
Preferential certificate term (in years)				3 years	3 years	3 years	3 years
Preferential certificate renewal term (in years)				3 years	3 years	3 years	3 years
State Administration of Taxation, China | PRC - Domestic Tax Authority | PRC Resident Enterprise
Income Tax [Line Items]
Transitional enterprise income tax rate		25.00%
PRC Subsidiaries And PRC Domestic Entities And PRC Domestic Entities' Subsidiaries
Deferred tax liabilities arising from undistributed earnings
Deferred tax liabilities for undistributed foreign earnings				$ 31,191		$ 34,072	$ 33,293
PRC Subsidiaries And PRC Domestic Entities And PRC Domestic Entities' Subsidiaries | 2023
Operating Loss Carryforwards [Abstract]
Operating loss carryforwards				5,709
PRC Subsidiaries And PRC Domestic Entities And PRC Domestic Entities' Subsidiaries | 2024
Operating Loss Carryforwards [Abstract]
Operating loss carryforwards				2,294
PRC Subsidiaries And PRC Domestic Entities And PRC Domestic Entities' Subsidiaries | 2025
Operating Loss Carryforwards [Abstract]
Operating loss carryforwards				42,716
PRC Subsidiaries And PRC Domestic Entities And PRC Domestic Entities' Subsidiaries | 2026
Operating Loss Carryforwards [Abstract]
Operating loss carryforwards				65,892
PRC Subsidiaries And PRC Domestic Entities And PRC Domestic Entities' Subsidiaries | 2027
Operating Loss Carryforwards [Abstract]
Operating loss carryforwards				44,567
US Subsidiaries
Operating Loss Carryforwards [Abstract]
Operating loss carryforwards				$ 68,282